Taxation - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	£ 589	£ 905
Tax calculated at a tax rate of 19% (H118: 19%)	112	172
Bank surcharge on profits	39	64
Non-deductible preference dividends paid	5	5
Non-deductible UK Bank Levy	13	13
Non-deductible conduct remediation, fines and penalties	11	(2)
Net disallowable items and non-taxable income	11	10
Tax relief on dividends in respect of other equity instruments	(21)	(23)
Adjustment to prior period provisions		(6)
Tax charge	£ 170	£ 233